Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
As at July 1	$ 1,635	$ 17,697	$ 18,269
Reclassification to held for sale assets
Impairment losses		(16,124)
Foreign exchange	153	62	(572)
Carrying value	$ 1,788	$ 1,635	$ 17,697